Fair Value Measurements	12 Months Ended
Jan. 31, 2022
Fair Value Measurements

23. Fair Value Measurements

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

Financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of the significant inputs to the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
•	Level 3: unobservable inputs for the assets or liabilities.

Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy level.

The carrying values of cash, amounts receivable, due to related parties and amounts payable and accrued liabilities approximate the fair values due to the short-term nature of these items. The fair value of the convertible debentures, financial guarantee liability and loans payable is partially derived from market interest rates. The risk of material change in fair value is not considered to be significant due to a relatively short-term nature. The Company does not use derivative financial instruments to manage this risk.

The following is an analysis of the Company’s financial assets and liabilities at fair value as at January 31, 2022 and 2021:

	As at January 31, 2022
	Level 1 $	Level 2 $	Level 3 $

Cash	173,513	–	–
Amounts receivable	–	324,993	–

Total financial assets	173,513	324,993	–

Accounts payable and accrued liabilities	–	3,341,261	–
Due to related parties	–	144,867	–
Financial guarantee liability	–	–	1,083,295
Convertible debentures	–	237,880	–
Loans payable	–	74,559	–
Warrant liabilities	–	–	353

Total financial liabilities	–	3,798,567	1,083,648

	As at January 31, 2021
	Level 1 $	Level 2 $	Level 3 $

Cash	154,722	–	–
Amounts receivable	–	520,122	–

Total financial assets	154,722	520,122	–

Accounts payable and accrued liabilities	–	4,503,217	–
Due to related parties	–	661,660	–
Financial guarantee liability	–	182,200	–
Convertible debentures	–	500,000	–
Warrant liabilities	–	–	131,603

Total financial liabilities	–	5,847,077	131,603

There were no transfers between level 1, 2 and 3 inputs during the year.